Provision for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Provision for Income Taxes [Abstract]
Schedule of the Provisions for Income Taxes

Significant components of the provisions for income taxes for the year ended December 31, 2024, and 2023 were as follows:

	December 31,
	2024	2023
Current tax provision Kyrgyzstan	$—	$—
Over provision of tax in prior year Kyrgyzstan	(486,706)	—
Current tax provision Cambodia	—	—
Total tax (income) expense	$(486,706)	$—

Schedule of Income Taxes
	December 31,
	2024	2023	2022
(Loss) Income before taxes	$(960,807)	$108,418	$343,988
Tax credit (expense) at the effective tax rates	(179,863)	10,732	(124,591)
Tax effect on non-taxable income	(81,323)	(39,173)	—
Tax effect on non-deductible expenses	129,814	—	369,101
Change in valuation allowance	131,991	28,441	—
Tax effect on utilization of tax losses	(127,521)	—	(36,369)
Tax losses unable to be utilized	126,902
Over provision of tax in prior year	(486,706)
Tax (income) expense	$(486,706)	$—	$208,141

Schedule of Components of Deferred Tax Assets

Significant components of deferred tax assets, net were as follows:

	December 31, 2024	December 31, 2023
	USD	USD
Deferred tax assets:
– Net operating loss carry forward	160,432	28,441
Less: valuation allowance	(160,432)	(28,441)
Deferred tax assets, net	—	—